13 OTHER PAYABLES (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Other Payables [Abstract]
Contract less than 12 months	R$ 10,819
Lower Assets value	3,853
Variable lease payments	177,460
Expenses related to payments not included in the measurement of a lease liabilities	R$ 192,132